Introduction - Initial application of standards (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Nov. 14, 2019
Disclosure of initial application of standards or interpretations [line items]
Bad debt provision		$ 32.0	$ 33.0
Receivables from contracts with customers				$ 3.9
Weighted average lessee's incremental borrowing rate applied to lease liabilities	12.30%
Lease liabilities				1,021.0	$ 1,096.0
Lease liabilities	$ 0.0			123.0	107.0	[1]
Non-current lease liabilities	0.0			897.0	988.0	[1]
ASSETS
Property, plant and equipment, net	3,071.0			2,755.0	2,899.0	[1]	$ 2,764.0
Right of use assets	0.0			895.0	1,012.0	[1]
Prepayments	129.0
Investments in joint ventures				2,642.0	2,797.0	[1]
Contract costs, net				5.0	5.0	[1]
Deferred tax assets				197.0	200.0	[1]
Other non-current assets				77.0	66.0	[1]
Trade receivables, net				351.0	371.0	[1]
Contract assets, net				31.0	41.0	[1]
LIABILITIES
Debt and financing – non-current	4,123.0			5,578.0	5,786.0	[1]
Debt and financing – current	458.0			113.0	186.0	[1]
Other current liabilities	492.0
Contract liabilities				90.0	82.0	[1]
Provisions and other current liabilities				511.0	474.0	[1]
Current income tax liabilities				71.0	75.0	[1]
Deferred tax liabilities				209.0	285.0	[1]
EQUITY
Non-controlling interests				215.0	271.0	[1]
Revenue				4,171.0	4,336.0		3,946.0	[2]
Cost of sales				(1,171.0)	(1,201.0)		(1,117.0)	[2]
Operating expenses				(1,505.0)	(1,604.0)		(1,616.0)	[2]
Share of profit in the joint ventures in Guatemala and Honduras				171.0	179.0		154.0	[2]
Tax (charge) credit, net				$ (102.0)	(120.0)		(112.0)	[2]
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at December 31, 2018	801.0
(Plus): Non lease components obligations	57.0
(Less): Short term leases recognized on a straight line basis as an expense	(3.0)
(Less): Low value leases recognized on a straight line basis as an expense	(2.0)
(Less): Contract included in the lease commitments but with starting date in 2019 and not part of the IFRS 16 opening balances	(17.0)
(Plus/Less): Other	(9.0)
Gross lease liabilities	828.0
Discounted using the lessee's incremental borrowing rate at the date of the initial application	(283.0)
(Plus): Finance lease liabilities recognized at December 31, 2018	353.0
Lease liabilities	898.0
Lease liabilities	86.0
Non-current lease liabilities	812.0
ASSETS
Property, plant and equipment, net	2,764.0
Right of use assets	856.0
Prepayments	123.0
LIABILITIES
Debt and financing – non-current	3,786.0
Debt and financing – current	442.0
Other current liabilities	490.0
EQUITY
Operating expenses	149.0
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Operating Lease Liabilities	545.0
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	86.0
Non-current lease liabilities	812.0
ASSETS
Property, plant and equipment, net	(307.0)
Right of use assets	856.0				$ 1,012.0		$ 856.0
Prepayments	(6.0)
LIABILITIES
Debt and financing – non-current	(337.0)
Debt and financing – current	(16.0)
Other current liabilities	$ (2.0)
Principal shareholder | Kinnevik
Disclosure of initial application of standards or interpretations [line items]
Shareholder ownership percentage									37.00%

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.